Note 25. TerraForm Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Sep. 18, 2013	Jun. 27, 2012	Dec. 31, 2011
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares			34,500,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				15.00%
Sale of Stock, Number of Shares Issued in Transaction		11,666,667.000
Sale of Stock, Price Per Share		$ 337,800,000.000	$ 7.25
IPO Offering Costs		$ 49.8
Solar Energy [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares		12,951,347
Solar Energy [Member] | Riverstone [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares					5,840,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 146.0
Solar Energy [Member] | Mount Signal [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares					5,840,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	146.0
Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares					23,074,750
Shares Issued, Price Per Share					$ 25.00
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	527.1
Shares sold to underwriters [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares					3,009,750
Private Placement [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares					2,600,000
Everstream Opportunities Fund I, LLC [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	20.0
Altai Capital Master Fund Ltd [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	$ 45.0
Acquisition Facility [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	63.90%
Long-term Line of Credit	$ 140.0	$ 140.0
Long-term Debt	$ 300.0	$ 300.0
Acquisition Facility [Member] | public shares [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	22.80%
Acquisition Facility [Member] | Everstream Opportunities Fund I, LLC [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.70%
Acquisition Facility [Member] | Altai Capital Master Fund Ltd [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.80%
Acquisition Facility [Member] | Riverstone [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.80%